Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
4. Goodwill and Intangible Assets

The changes in the carrying amount of goodwill as summarized as follows:

Balance at December 31, 2009	$-
Acquisition of Refill Business	77,382
Effect of foreign currency translation	33
Balance at December 31, 2010	$77,415

Goodwill relates to the acquisition of the Refill Business and represents the excess of acquisition cost over the fair value of net assets acquired.

Intangible assets are summarized as follows:

	December 31, 2009		December 31, 2010
	Gross Carrying	Accumulated	Gross Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortized intangible assets:
Customer relationships	$2,985	$(2,089)	$13,289	$(2,484)
Patent costs	71	(36)	121	(58)
	3,056	(2,125)	13,410	(2,542)
Unamortized intangible assets:
Trademarks	146	-	171	-
Total	$3,202	$(2,125)	$13,581	$(2,542)

Intangible assets consist of customer relationships, patents, and trademarks. Patent costs are amortized using a straight-line basis over estimated lives of three years, while customer relationships are amortized on an either an accelerated or straight-line basis over an estimated useful life ranging from 10 to 15 years. In 2010, we acquired customer relationships related to the Refill Business totaling $10,300 that have a useful life of 15 years.

Amortization expense for intangible assets was approximately $542, $401 and $417, respectively, in 2008, 2009 and 2010, respectively. Amortization expense related to intangible assets, which is an estimate for each future year and subject to change, is as follows:

2011	$910
2012	859
2013	807
2014	764
2015	743
2016 and thereafter	6,785
Total	$10,868